Financial Instruments Risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Risk Exposure of Loans and Advances
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2022 and 2021 is provided below:

Credit risk exposure	December 31, 2022	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	178,836,392	178,836,392	—	—

Financial assets at amortized cost	893,852,150	771,059,294	110,212,064	12,580,792

Debt securities	44,527,097	—	44,527,097	—

Wholesale	390,097,138	370,966,529	17,078,867	2,051,742

- Business	168,544,650	157,101,387	9,820,911	1,622,352
- Corporate and Investment Banking	113,352,612	107,308,134	6,044,465	13
- Institutional and international	60,557	2,803	57,175	579
- MSMEs	49,397,216	47,812,102	1,156,316	428,798
- Others	58,742,103	58,742,103	—	—

Retail	406,663,113	347,527,963	48,606,100	10,529,050

- Advances	1,077,336	589,908	317,253	170,175
- Credit cards	264,209,007	227,101,438	32,947,827	4,159,742
- Personal loans	70,941,377	62,527,232	4,400,529	4,013,616
- Pledge loans	27,158,478	25,608,568	738,283	811,627
- Mortgages	42,381,694	30,819,975	10,188,965	1,372,754
- Receivables from financial leases	863,298	848,954	13,208	1,136
- Others	31,923	31,888	35	—

Reverse repurchase agreements	52,564,802	52,564,802	—	—

- BCRA repos	52,564,802	52,564,802	—	—

Financial assets at fair value through other comprehensive income	617,275,646	474,743,734	142,531,912	—

Debt securities	617,275,646	474,743,734	142,531,912	—

Total financial assets risk	1,689,964,188	1,424,639,420	252,743,976	12,580,792

Loan commitments and financial guarantees	213,378,338	194,902,377	18,408,859	67,102

Wholesale	39,880,930	35,314,905	4,554,978	11,047

- Business	14,963,751	12,225,728	2,734,023	4,000
- Corporate and Investment Banking	17,460,813	16,646,205	814,608	—
- Institutional and international	3,682,576	2,937,612	744,964	—
- MSMEs	3,773,790	3,505,360	261,383	7,047

Retail	173,497,408	159,587,472	13,853,881	56,055

- Advances	9,790,301	9,371,002	417,935	1,364
- Credit cards	162,959,370	149,659,487	13,259,575	40,308
- Mortgages	677,186	490,752	172,051	14,383
- Others	70,551	66,231	4,320	—

Total loan commitments and financial guarantees	213,378,338	194,902,377	18,408,859	67,102

Total credit risk exposure	1,903,342,526	1,619,541,797	271,152,835	12,647,894

Credit risk exposure	December 31, 2021	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	276,574,172	276,574,172	—	—

Financial assets at amortized cost	1,116,858,224	966,901,255	131,216,445	18,740,524

Debt securities	43,956,008	—	43,956,008	—

Wholesale	345,853,117	308,661,046	30,406,084	6,785,987

- Business	149,451,501	129,739,961	16,530,105	3,181,435
- Corporate and Investment Banking	111,945,948	96,263,799	12,311,878	3,370,271
- Institutional and international	2,703	1,938	97	668
- MSMEs	44,436,903	42,639,286	1,564,004	233,613
- Others	40,016,062	40,016,062	—	—

Retail	459,114,122	390,305,232	56,854,353	11,954,537

- Advances	1,219,920	802,622	229,340	187,958
- Credit cards	294,222,503	259,546,715	30,109,986	4,565,802
- Personal loans	78,598,056	61,477,071	11,810,633	5,310,352
- Pledge loans	34,642,733	33,086,389	696,214	860,130
- Mortgages	49,793,250	34,783,933	14,007,771	1,001,546
- Receivables from financial leases	625,315	597,280	409	27,626
- Others	12,345	11,222	—	1,123

Reverse repurchase agreements	267,934,977	267,934,977	—	—

- BCRA repos	267,934,977	267,934,977	—	—

Financial assets at fair value through other comprehensive income	325,381,377	212,427,417	112,953,960	—

Debt securities	325,381,377	212,427,417	112,953,960	—

Total financial assets risk	1,718,813,773	1,455,902,844	244,170,405	18,740,524

Loan commitments and financial guarantees	173,409,861	160,736,610	12,597,776	75,475

Wholesale	32,989,030	28,361,124	4,610,616	17,290

- Business	15,204,636	13,010,025	2,184,410	10,201
- Corporate and Investment Banking	10,551,603	9,435,127	1,116,476	—
- Institutional and international	4,165,682	3,294,538	871,144	—
- MSMEs	3,067,109	2,621,434	438,586	7,089

Retail	140,420,831	132,375,486	7,987,160	58,185

- Advances	13,781,897	13,379,892	401,687	318
- Credit cards	125,774,817	118,383,977	7,333,974	56,866
- Mortgages	802,068	550,949	250,118	1,001
- Others	62,049	60,668	1,381	—

Total loan commitments and financial guarantees	173,409,861	160,736,610	12,597,776	75,475

Total credit risk exposure	1,892,223,634	1,616,639,454	256,768,181	18,815,999

Summary of Credit Quality Analysis of Loans and Advances
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2022 and 2021 is provided below:

Credit quality analysis	December 31, 2022	December 31, 2021
Cash and cash equivalents
- Low risk	178,836,392	276,574,172

Total cash and cash equivalents	178,836,392	276,574,172

Wholesale
- Low risk	375,070,574	284,644,882
- Medium risk	36,222,695	80,435,704
- High risk	16,622,010	6,958,284
- Non performing	2,062,789	6,803,277

Total wholesale	429,978,068	378,842,147

Retail
- Low risk	443,083,288	455,348,908
- Medium risk	120,527,862	129,498,496
- High risk	5,964,266	2,674,827
- Non performing	10,585,105	12,012,722

Total retail	580,160,521	599,534,953

Reverse repurchase agreement
- BCRA repos (CCC+)	52,564,802	267,934,977

Total reverse repurchase agreement	52,564,802	267,934,977

Debt securities
- BCRA Liquidity Bills (CCC+)	471,020,799	209,779,172
- Government securities (CCC-)	187,059,009	156,909,968
- Corporate bonds (B)	3,722,935	1,775,426
- Corporate bonds (CCC+)	—	872,819

Total debt securities	661,802,743	369,337,385

Total credit risk exposure	1,903,342,526	1,892,223,634

Table of Evolution of Total VaR
VaR (in millions of pesos)

	Year ended December 31, 2022	Year ended December 31, 2021
Average	141.13	222.66
Minimum	48.71	37.04
Maximum	263.07	504.43
Closing	112.22	88.76

VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2022	Year ended December 31, 2021
Average	157.79	211.15
Minimum	49.32	5.75
Maximum	298.07	503.39
Closing	121.29	90.95

VaR foreign exchange rate	Year ended December 31, 2022	Year ended December 31, 2021
Average	1.05	43.11
Minimum	-0.47	0.99
Maximum	65.11	157.89
Closing	0.15	1.29

Table of Position in Foreign Currency
The position in foreign currency is shown below:

	Total as of December 31, 2022	As of December 31, 2022 (per currency)				Total as of December 31, 2021
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	248,413,103	241,650,711	6,289,801	34,874	437,717	291,823,571
Financial assets at fair value through profit or loss - Debt securities	3,520,000	3,520,000	—	—	—	—
Other financial assets	19,230,506	19,225,936	4,570	—	—	16,582,433
Loans and advances	38,533,754	38,396,582	137,172	—	—	37,076,763
Financial assets at fair value through other comprehensive income - Debt securities	5,466,376	5,466,376	—	—	—	4,185,662
Financial assets at fair value through other comprehensive income - Equity instruments	60,251	60,251	—	—	—	69,822

TOTAL ASSETS	315,223,990	308,319,856	6,431,543	34,874	437,717	349,738,251

LIABILITIES
Deposits	286,006,802	281,212,547	4,794,255	—	—	323,807,648
Other financial liabilities	21,896,248	20,919,414	855,481	—	121,353	20,014,128
Bank loans	1,109,729	1,023,014	86,715	—	—	991,012
Other liabilities	11,786,828	6,227,565	5,559,263	—	—	8,421,778

TOTAL LIABILITIES	320,799,607	309,382,540	11,295,714	—	121,353	353,234,566

NET LIABILITIES	(5,575,617)	(1,062,684)	(4,864,171)	34,874	316,364	(3,496,315)

Table of Sensitivity of the Economic Value SEV	SEV +100 bps

	December 31, 2022	December 31, 2021
Closing	0.62%	0.95%
Minimum	0.62%	0.54%
Maximum	1.42%	1.34%
Average	1.00%	0.81%

Table of Sensitivity of the Financial Margin SFM	SFM -100 bps

	December 31, 2022	December 31, 2021
Closing	0.47%	0.97%
Minimum	0.43%	0.72%
Maximum	1.01%	1.22%
Average	0.75%	0.95%

Table of the Progress of LtSCD Ratios

	December 31, 2022	December 31, 2021
LtSCD Closing	58.0%	58.1%
Max	62.8%	61.8%
Min	54.6%	52.7%
Avg	58.6%	57.7%

Table of the Progress of LCR Ratios

	December, 2022	December, 2021
LCR Closing	348%	320%
Max	348%	346%
Min	223%	304%
Avg	278%	320%

Table of Concentration of Deposits

	December 31, 2022		December 31, 2021
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	97,819,282	7.45%	147,859,331	10.72%
50 following largest customers	141,088,812	10.74%	153,801,795	11.15%
100 following largest customers	53,449,577	4.07%	66,893,598	4.85%
Rest of customers	1,021,462,557	77.74%	1,011,235,286	73.28%

TOTAL	1,313,820,228	100.00%	1,379,790,010	100.00%

Table of Breakdown by Contractual Maturity of Financial Liabilities

	Assets (*)		Liabilities (*)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Up to 1 month (**)	371,517,021	365,856,606	1,260,157,221	1,364,434,848
From more than 1 month to 3 month	121,434,474	111,445,237	107,111,751	69,831,480
From more than 3 month to 6 month	91,326,749	91,197,252	110,068,684	110,144,027
From more than 6 month to 12 month	75,946,906	91,402,986	4,300,628	5,806,892
From more than 12 month to 24 month	80,308,421	75,726,097	3,336,028	6,510,574
More than 24 months	139,087,706	125,988,194	5,046,027	7,152,401

TOTAL	879,621,277	861,616,372	1,490,020,339	1,563,880,222

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(**)	The Bank has liquid assets such as cash and cash equivalents (Note 4), reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1), among others, to settle its liabilities.
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2022	December 31, 2021
Up to 1 month	837,387,924	571,695,645
From more than 1 month to 3 month	6,440,802	2,686,685
From more than 3 month to 6 month	4,724,639	1,100,387
From more than 6 month to 12 month	2,443,748	1,063,368
From more than 12 month to 24 month	506,280	265,392
More than 24 months	914,400	1,231,833

TOTAL	852,417,793	578,043,310

Table of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period

	December 31, 2022	December 31, 2021
Financial assets
Loans and advances	219,396,127	201,714,290
Debt securities	1,683,443,548	48,990,253
Other financial assets	7,576,707	15,392,699

Total	1,910,416,382	266,097,242

Financial liabilities
Other financial liabilities	5,915,713	8,398,830
Bank loans	2,388,669	5,019,080
Debt securities issued	—	195,952
Deposits	77,673	49,113

Total	8,382,055	13,662,975